Trade and other receivables (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Trade and other receivables [abstract]
Trade receivables	$ 1,832	$ 1,490
Tax receivables	75	123
Interest receivables	24	34
Other receivables	0	0
Total trade and other receivables	$ 1,931	$ 1,647